Joint ventures and associated companies - Additional Information (Detail) - Associated companies [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses	$ 12	$ 4
Restricted net assets of subsidiaries, joint ventures and associates	$ 33,900	$ 29,400